Non-Operating Income (Expense) - Schedule of Non-Operating Income (Expense) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
QB variable consideration to IMSA and Codelco	$ (51)	$ (156)
Foreign exchange gains	146	9
Downstream pipeline take-or-pay toll commitment	(10)	(40)
Other	(78)	(62)
Total non operating income (expense)	$ 7	$ (249)